RELATED PARTY TRANSACTIONS - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of transactions between related parties [line items]
Contribution of shares by Kinetik		$ 13,724,000
Proceeds from borrowings, classified as financing activities	$ 0	14,182,000	$ 0
Share premium
Disclosure of transactions between related parties [line items]
Contribution of Roborace Ltd by Kinetik		68,000
Kinetik
Disclosure of transactions between related parties [line items]
Proceeds from borrowings, classified as financing activities		$ 28,108,596